Quarterly Holdings Report
for

Fidelity Freedom® Index 2005 Fund

December 31, 2019

FRX-X05-QTLY-0220
1.906833.110

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 15.4%
	Shares	Value
Fidelity Series Total Market Index Fund (a)
(Cost $24,608,574)	2,477,145	27,025,652

International Equity Funds - 10.3%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $15,489,542)	1,371,219	18,058,954

Bond Funds - 46.1%
Fidelity Series Bond Index Fund (a)	7,343,576	75,932,571
Fidelity Series Long-Term Treasury Bond Index Fund (a)	590,796	5,204,917
TOTAL BOND FUNDS
(Cost $79,167,369)		81,137,488

Inflation-Protected Bond Funds - 8.8%
Fidelity Series Inflation-Protected Bond Index Fund (a)
(Cost $15,432,603)	1,544,720	15,524,435

Short-Term Funds - 19.4%
Fidelity Series Treasury Bill Index Fund (a)
(Cost $34,027,783)	3,403,161	34,031,612
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $168,725,871)		175,778,141
NET OTHER ASSETS (LIABILITIES) - 0.0%		(7,078)
NET ASSETS - 100%		$175,771,063

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Bond Index Fund	$--	$81,763,066	$7,721,362	$1,283,490	$(9,592)	$1,900,459	$75,932,571
Fidelity Series Global ex U.S. Index Fund	10,573,328	7,758,977	1,547,654	365,703	12,572	1,261,731	18,058,954
Fidelity Series Inflation-Protected Bond Index Fund	11,202,177	5,353,239	1,338,376	200,373	2,833	304,562	15,524,435
Fidelity Series Long-Term Treasury Bond Index Fund	3,983,556	2,344,265	1,029,750	451,339	22,682	(115,836)	5,204,917
Fidelity Series Total Market Index Fund	--	34,704,931	10,261,819	370,127	165,462	2,417,078	27,025,652
Fidelity Series Treasury Bill Index Fund	24,507,215	12,281,229	2,784,190	450,286	650	26,708	34,031,612
Fidelity Total Market Index Fund Class F	24,629,144	534,966	25,988,339	114,008	12,787,714	(11,963,485)	--
Fidelity U.S. Bond Index Fund Class F	55,946,192	928,761	56,757,106	123,654	162,769	(280,616)	--
Total	$130,841,612	$145,669,434	$107,428,596	$3,358,980	$13,145,090	$(6,449,399)	$175,778,141

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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